SCHEDULE OF MATURITY ANALYSIS FOR LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
2026	$ 1,437,484	$ 1,387,011
2027	1,076,375	1,078,815
2028	524,120	847,067
2029	264,250	307,453
2030 and thereafter		124,923
Finance leases, Total undiscounted lease payments	3,302,229	3,745,269
Less: imputed interest	(278,681)	(360,814)
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	3,023,548	3,384,455
Chi Yip Eng. & (Trans.) Company Limited [Member]
Related Party Transaction [Line Items]
2026	378,647
2027	207,464
2028	190,597
2029	124,924
2030 and thereafter
Finance leases, Total undiscounted lease payments	901,632
Less: imputed interest	(86,260)
Finance leases, Lease liabilities recognized in the Consolidated Balance Sheet	$ 815,372	$ 1,117,351